Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Receipts-in-advance	¥ 73,583	¥ 75,819
Other payables	26,643	24,523
Accrued salaries, wages, labor service expenses and other benefits	6,535	6,241
Accrued expenses	84,105	74,367
Accrued expenses and other payables	¥ 190,866	¥ 180,950